Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2019

F50-QTLY-0220
1.843411.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $11,472,687)	11,500,000	11,473,915
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Series All-Sector Equity Fund (b)	25,982,144	$269,434,829
Fidelity Series Blue Chip Growth Fund (b)	31,204,660	469,006,035
Fidelity Series Commodity Strategy Fund (b)	97,984,603	466,406,711
Fidelity Series Growth Company Fund (b)	53,397,217	947,800,596
Fidelity Series Intrinsic Opportunities Fund (b)	66,986,809	1,158,871,799
Fidelity Series Large Cap Stock Fund (b)	64,208,795	1,017,067,310
Fidelity Series Large Cap Value Index Fund (b)	21,904,108	288,915,183
Fidelity Series Opportunistic Insights Fund (b)	28,806,289	521,393,825
Fidelity Series Small Cap Discovery Fund (b)	11,584,051	134,838,358
Fidelity Series Small Cap Opportunities Fund (b)	30,127,666	421,787,327
Fidelity Series Stock Selector Large Cap Value Fund (b)	61,822,544	786,382,756
Fidelity Series Value Discovery Fund (b)	41,066,765	558,097,340
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,664,614,477)		7,040,002,069

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	13,889,720	156,814,936
Fidelity Series Emerging Markets Fund (b)	17,398,885	169,813,117
Fidelity Series Emerging Markets Opportunities Fund (b)	74,068,804	1,528,039,420
Fidelity Series International Growth Fund (b)	74,292,249	1,301,600,208
Fidelity Series International Small Cap Fund (b)	16,574,032	286,896,498
Fidelity Series International Value Fund (b)	125,894,772	1,246,358,247
Fidelity Series Overseas Fund (b)	59,183,239	637,995,315
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,506,345,234)		5,327,517,741

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	8,643,724	82,979,752
Fidelity Series Floating Rate High Income Fund (b)	1,648,171	15,327,992
Fidelity Series High Income Fund (b)	9,845,494	94,418,286
Fidelity Series Inflation-Protected Bond Index Fund (b)	26,614,378	267,474,501
Fidelity Series International Credit Fund (b)	542,201	5,465,383
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,298,413	337,409,020
Fidelity Series Real Estate Income Fund (b)	5,226,043	58,165,857
TOTAL BOND FUNDS
(Cost $855,617,569)		861,240,791

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	8,362,418	8,364,091
Fidelity Series Government Money Market Fund 1.65% (b)(d)	88,474,720	88,474,720
Fidelity Series Short-Term Credit Fund (b)	2,210,604	22,282,884
TOTAL SHORT-TERM FUNDS
(Cost $118,819,438)		119,121,695
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,156,869,405)		13,359,356,211
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,212,393)
NET ASSETS - 100%		$13,352,143,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	77	March 2020	$12,439,735	$231,433	$231,433
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	155	March 2020	15,782,875	(148,196)	(148,196)
TOTAL FUTURES CONTRACTS					$83,237

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,098,908.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$230,674
Total	$230,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$293,843,071	$37,237,029	$82,371,588	$19,658,494	$(12,870,480)	$33,596,797	$269,434,829
Fidelity Series Blue Chip Growth Fund	523,099,724	82,852,976	150,482,963	52,691,436	6,684,214	6,852,084	469,006,035
Fidelity Series Canada Fund	112,771,368	38,591,935	6,420,131	3,328,216	974	11,870,790	156,814,936
Fidelity Series Commodity Strategy Fund	294,705,502	202,627,079	32,111,699	6,794,069	(6,348,964)	7,534,793	466,406,711
Fidelity Series Emerging Markets Debt Fund	73,982,269	13,764,210	4,908,847	3,311,102	(89,258)	231,378	82,979,752
Fidelity Series Emerging Markets Fund	115,587,225	58,321,829	5,838,835	3,725,916	(7,143)	1,750,041	169,813,117
Fidelity Series Emerging Markets Opportunities Fund	1,080,449,482	353,380,292	51,676,377	36,772,264	(1,259,253)	147,145,276	1,528,039,420
Fidelity Series Floating Rate High Income Fund	14,706,825	1,905,657	1,333,296	667,646	(15,178)	63,984	15,327,992
Fidelity Series Government Money Market Fund 1.65%	85,102,014	175,781,351	172,408,645	1,676,552	--	--	88,474,720
Fidelity Series Growth Company Fund	1,054,638,147	159,258,859	319,084,842	98,468,185	30,661,482	22,326,950	947,800,596
Fidelity Series High Income Fund	125,628,953	10,478,350	43,677,343	4,562,919	(1,129,924)	3,118,250	94,418,286
Fidelity Series Inflation-Protected Bond Index Fund	34,435,748	237,877,757	4,662,032	3,124,316	(844)	(176,128)	267,474,501
Fidelity Series International Credit Fund	5,048,144	321,422	--	321,422	--	64,025	5,465,383
Fidelity Series International Growth Fund	1,105,776,441	123,170,561	97,123,027	46,458,233	115,376	169,660,857	1,301,600,208
Fidelity Series International Small Cap Fund	255,452,528	32,351,772	29,499,598	11,687,511	(1,220,800)	29,812,596	286,896,498
Fidelity Series International Value Fund	1,034,233,769	218,006,799	79,877,520	49,402,107	(968,819)	74,964,018	1,246,358,247
Fidelity Series Intrinsic Opportunities Fund	1,195,816,331	137,189,463	232,408,045	60,410,666	(11,576,467)	69,850,517	1,158,871,799
Fidelity Series Investment Grade Bond Fund	71,212,556	33,426,676	108,613,760	1,367,777	4,746,666	(772,138)	--
Fidelity Series Large Cap Stock Fund	1,059,859,617	137,525,008	262,864,320	71,898,541	(216,875)	82,763,880	1,017,067,310
Fidelity Series Large Cap Value Index Fund	298,797,673	36,936,123	65,374,182	17,460,411	1,991,787	16,563,782	288,915,183
Fidelity Series Long-Term Treasury Bond Index Fund	423,345,503	106,951,903	195,840,141	30,664,974	12,416,986	(9,465,231)	337,409,020
Fidelity Series Opportunistic Insights Fund	546,327,032	77,165,668	123,359,203	43,314,558	4,219,848	17,040,480	521,393,825
Fidelity Series Overseas Fund	--	596,162,892	--	2,265,401	--	41,832,423	637,995,315
Fidelity Series Real Estate Income Fund	53,957,596	7,323,263	4,196,122	3,436,811	(26,684)	1,107,804	58,165,857
Fidelity Series Short-Term Credit Fund	23,391,782	14,465,361	15,866,136	530,639	55,903	235,974	22,282,884
Fidelity Series Small Cap Discovery Fund	137,433,557	19,732,822	28,726,202	8,960,780	(623,835)	7,022,016	134,838,358
Fidelity Series Small Cap Opportunities Fund	432,416,223	56,023,782	83,914,887	28,400,250	(2,148,168)	19,410,377	421,787,327
Fidelity Series Stock Selector Large Cap Value Fund	810,324,088	88,697,697	174,420,933	37,961,059	(798,544)	62,580,448	786,382,756
Fidelity Series Value Discovery Fund	567,694,681	58,362,019	116,089,526	21,559,023	320,737	47,809,429	558,097,340
	11,830,037,849	3,115,890,555	2,493,150,200	670,881,278	21,912,737	864,795,472	13,339,518,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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